EQUITY - Non-wholly Owned Subsidiaries that Have Material Non-controlling Interests (Details) - USD ($) $ in Millions		12 Months Ended
	Jun. 03, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of subsidiaries [line items]
Net income attributable to non-controlling interests		$ 609	$ 155	$ 63
Non-controlling interests		2,238	1,957
Current assets		34,939	27,973
Non-current assets		55,573	54,079
Total assets		90,512	82,052
Current liabilities		24,167	22,667
Non-current liabilities		15,001	19,148
Income (loss) from continuing operations		15,565	(578)	(2,391)
Total comprehensive income (loss)		17,891	(1,404)	(3,015)
Net cash provided by / (used in) operating activities		9,905	4,082	6,017
Net cash provided by / (used in) investing activities		(340)	(2,011)	(3,824)
Net cash provided by / (used in) financing activities		(10,898)	(1,498)	514
Impact of currency movements on cash		(55)	163	(22)
Cash and cash equivalents:
At the beginning of the year		5,600	4,867	2,172
At the end of the year		4,215	5,600	4,867
Dividend to non-controlling interests		(260)	(181)	(129)
Subsidiaries with material non-controlling interests
Disclosure of subsidiaries [line items]
Net income attributable to non-controlling interests		609	155	63
Non-controlling interests		$ 2,238	$ 1,957
AMSA
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		30.78%	30.78%
Net income attributable to non-controlling interests		$ 151	$ (34)	(98)
Non-controlling interests		160	24
Current assets		1,229	853
Non-current assets		554	572
Total assets		1,783	1,425
Current liabilities		901	875
Non-current liabilities		362	471
Total net assets		520	79
Revenue		2,695	1,526	2,864
Income (loss) from continuing operations		489	(110)	(319)
Total comprehensive income (loss)		491	(138)	(312)
Net cash provided by / (used in) operating activities		180	30	(35)
Net cash provided by / (used in) investing activities		(85)	(13)	(79)
Net cash provided by / (used in) financing activities		(49)	77	97
Impact of currency movements on cash		(16)	19	5
Cash and cash equivalents:
At the beginning of the year		173	60	72
At the end of the year		203	173	60
Dividend to non-controlling interests				0
Sonasid
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		67.57%	67.57%
Net income attributable to non-controlling interests		$ 9	$ 0	0
Non-controlling interests		$ 118	114
Proportion of ownership interest in subsidiary (in percent)		32.43%
Current assets		$ 232	214
Non-current assets		107	114
Total assets		339	328
Current liabilities		124	115
Non-current liabilities		43	48
Total net assets		172	165
Revenue		480	324	366
Income (loss) from continuing operations		15	(1)	(1)
Total comprehensive income (loss)		17	3	0
Net cash provided by / (used in) operating activities		23	39	9
Net cash provided by / (used in) investing activities		(6)	(5)	(5)
Net cash provided by / (used in) financing activities		(4)	(1)	(6)
Impact of currency movements on cash		(6)	6	0
Cash and cash equivalents:
At the beginning of the year		92	53	55
At the end of the year		99	92	53
Dividend to non-controlling interests		$ (2)		(4)
Sonasid | Nouvelles Sidérurgies Industrielles
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	64.86%	64.86%
ArcelorMittal Kryvyi Rih
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		4.87%	4.87%
Net income attributable to non-controlling interests		$ 45	$ (1)	(5)
Non-controlling interests		187	151
Current assets		1,657	1,050
Non-current assets		3,043	2,871
Total assets		4,700	3,921
Current liabilities		787	619
Non-current liabilities		284	354
Total net assets		3,629	2,948
Revenue		4,015	2,348	2,420
Income (loss) from continuing operations		920	17	(100)
Total comprehensive income (loss)		918	14	(141)
Net cash provided by / (used in) operating activities		778	697	163
Net cash provided by / (used in) investing activities		(313)	(212)	(270)
Net cash provided by / (used in) financing activities		(449)	(485)	68
Impact of currency movements on cash		1	(11)	8
Cash and cash equivalents:
At the beginning of the year		31	42	73
At the end of the year		48	31	42
Dividend to non-controlling interests		$ (17)		0
Belgo Bekaert Arames ("BBA")
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		45.00%	45.00%
Net income attributable to non-controlling interests		$ 127	$ 33	28
Non-controlling interests		187	116
Current assets		392	200
Non-current assets		124	112
Total assets		516	312
Current liabilities		149	93
Non-current liabilities		23	9
Total net assets		344	210
Revenue		1,021	650	761
Income (loss) from continuing operations		272	75	63
Total comprehensive income (loss)		273	79	64
Net cash provided by / (used in) operating activities		90	86	76
Net cash provided by / (used in) investing activities		(5)	(12)	(12)
Net cash provided by / (used in) financing activities		(72)	(65)	(62)
Impact of currency movements on cash		(2)	(2)	0
Cash and cash equivalents:
At the beginning of the year		20	13	11
At the end of the year		31	20	13
Dividend to non-controlling interests		$ (22)	$ (27)	(18)
Hera Ermac
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		0.00%	0.00%
Net income attributable to non-controlling interests		$ 0	$ 0	0
Non-controlling interests		855	855
Current assets		685	694
Non-current assets		976	1,044
Total assets		1,661	1,738
Current liabilities		55	54
Non-current liabilities		54	113
Total net assets		1,552	1,571
Revenue		0	0	0
Income (loss) from continuing operations		(4)	(208)	144
Total comprehensive income (loss)		(4)	(208)	144
Net cash provided by / (used in) operating activities		5	(209)	857
Net cash provided by / (used in) investing activities		8	208	(114)
Net cash provided by / (used in) financing activities		(13)	1	(743)
Impact of currency movements on cash		0	0	0
Cash and cash equivalents:
At the beginning of the year		0	0	0
At the end of the year		0	0	0
Dividend to non-controlling interests				0
AMMC
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		15.00%	15.00%
Net income attributable to non-controlling interests		$ 257	$ 127	114
Non-controlling interests		527	466
Current assets		2,058	1,566
Non-current assets		3,038	2,987
Total assets		5,096	4,553
Current liabilities		640	515
Non-current liabilities		623	633
Total net assets		3,833	3,405
Revenue		3,997	2,746	2,655
Income (loss) from continuing operations		1,713	849	766
Total comprehensive income (loss)		1,796	747	761
Net cash provided by / (used in) operating activities		2,310	922	1,045
Net cash provided by / (used in) investing activities		(844)	(137)	(332)
Net cash provided by / (used in) financing activities		(1,375)	(870)	(683)
Impact of currency movements on cash		0	0	0
Cash and cash equivalents:
At the beginning of the year		125	210	180
At the end of the year		216	125	210
Dividend to non-controlling interests		$ (202)	$ (126)	(102)
Arceo
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		62.86%	62.86%
Net income attributable to non-controlling interests		$ 2	$ 2	3
Non-controlling interests		153	167
Current assets		196	182
Non-current assets		53	89
Total assets		249	271
Current liabilities		0	0
Non-current liabilities		0	0
Total net assets		249	271
Revenue		0	0	0
Income (loss) from continuing operations		3	4	5
Total comprehensive income (loss)		3	4	5
Net cash provided by / (used in) operating activities		8	8	9
Net cash provided by / (used in) investing activities		19	20	17
Net cash provided by / (used in) financing activities		(5)	(6)	(7)
Impact of currency movements on cash		(6)	5	0
Cash and cash equivalents:
At the beginning of the year		73	46	27
At the end of the year		89	73	46
Dividend to non-controlling interests		$ (3)	$ (3)	(5)
ArcelorMittal Liberia Ltd
Disclosure of subsidiaries [line items]
% of non-controlling interests and non-controlling voting rights (in percent)		15.00%	15.00%
Net income attributable to non-controlling interests		$ 4	$ 28	18
Non-controlling interests		(218)	(222)
Current assets		176	153
Non-current assets		158	150
Total assets		334	303
Current liabilities		1,559	1,583
Non-current liabilities		46	55
Total net assets		(1,271)	(1,335)
Revenue		372	361	257
Income (loss) from continuing operations		63	192	115
Total comprehensive income (loss)		63	192	115
Net cash provided by / (used in) operating activities		214	223	84
Net cash provided by / (used in) investing activities		(78)	(19)	(18)
Net cash provided by / (used in) financing activities		(135)	(204)	(65)
Impact of currency movements on cash		0	0	0
Cash and cash equivalents:
At the beginning of the year		1	1	0
At the end of the year		2	1	1
Dividend to non-controlling interests				0
Other
Disclosure of subsidiaries [line items]
Net income attributable to non-controlling interests		14	0	$ 3
Non-controlling interests		$ 269	$ 286
Nouvelles Sidérurgies Industrielles
Disclosure of subsidiaries [line items]
Proportion of ownership interest in subsidiary (in percent)	50.00%	50.00%